Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Taxes [Line Items]
Liabilities for uncertain tax positions	$ 0		$ 0
Income tax expense or benefit recognized in other comprehensive loss			0	$ 0	$ 0
Interest and penalties recognized in income tax expense	0	$ 0
Deferred tax assets, net	50,500,000
Valuation allowance	69,000,000		2,523,000	1,826,000
Deferred tax liability, book aggregate reserves	6,900,000
Deferred tax liability, fixed assets	10,900,000
Provision for income taxes	$ (4,468,000)	$ (596,000)	(6,983,000)	$ (2,647,000)	$ (3,920,000)
Percentage of benefits to be paid on tax receivable agreement	85.00%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			18,900,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 800,000
Federal And State Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiry year			2033
Minimum [Member]
Income Taxes [Line Items]
Tax years open subject to audit			2011
Maximum [Member]
Income Taxes [Line Items]
Tax years open subject to audit			2014
Limited Liability Company [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 0